Noncurrent Assets Held for Sale	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Noncurrent Assets Held for Sale
8. NONCURRENT ASSETS HELD FOR SALE

	December 31
	2018	2019
	US$	US$
Assets held for sale	10,576	10,405

	10,576	10,405

The Company vacated from premises in an office building located in Shanghai, China and in 2018 took actions to sell this property. The sale plan met all of the held-for-sale criteria in accordance with ASC 360 — Property, Plant and Equipment and accordingly, in 2018, the property was reclassified to noncurrent assets held for sale. The Company has actively marketed the asset, but because of challenging market conditions, no reasonable offers to purchase have been received, and continues to actively seek the sale of this property. In 2017, the Company sold another property to a non-affiliated third party and recognized a gain from disposal of
US$
1,880
 thousand.